UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09161

Nuveen California Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/29

Date of reporting period:         5/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen California Dividend Advantage Municipal Fund (NAC)
	May 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 142.1% (100.0% of Total Investments)

	MUNICIPAL BONDS – 142.1% (100.0% of Total Investments)

	Consumer Staples – 8.2% (5.7% of Total Investments)
$ 2,855	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	8/16 at 100.00	Baa1	$ 2,882,922
	Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los
	Angeles County Securitization Corporation, Series 2006A:
11,840	5.600%, 6/01/36	12/18 at 100.00	B	12,014,758
13,060	5.650%, 6/01/41	12/18 at 100.00	B2	13,252,635
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma
	County Tobacco Securitization Corporation, Series 2005:
1,595	4.250%, 6/01/21	8/16 at 100.00	BBB+	1,595,510
3,735	5.250%, 6/01/45	8/16 at 100.00	B–	3,734,776
3,200	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	8/16 at 100.00	Baa1	3,223,392
	Stanislaus County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33
5,120	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled	8/16 at 100.00	BBB+	5,204,736
	Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29
25,000	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled	6/16 at 15.78	CCC	3,798,000
	Tobacco Securitization Program, Series 2006A, 0.000%, 6/01/46
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
13,375	5.000%, 6/01/33	6/17 at 100.00	B–	13,462,740
17,775	5.750%, 6/01/47	6/17 at 100.00	B–	17,981,012
5,075	5.125%, 6/01/47	6/17 at 100.00	B–	5,075,051
49,220	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B–	50,053,787
	Bonds, Series 2007A-2, 5.300%, 6/01/37
	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed
	Bonds, Series 2005A-1:
8,500	5.375%, 6/01/38	8/16 at 100.00	B–	8,499,490
1,250	5.500%, 6/01/45	8/16 at 100.00	B–	1,249,912
2,000	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	8/16 at 100.00	B+	1,999,880
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A,
	5.125%, 6/01/46
163,600	Total Consumer Staples			144,028,601
	Education and Civic Organizations – 3.8% (2.7% of Total Investments)
2,225	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, The Jackson	7/22 at 100.00	A1	2,531,672
	Laboratory, Series 2012, 5.000%, 7/01/37
3,000	California Educational Facilities Authority, Revenue Bonds, Dominican University, Series 2006,	12/16 at 100.00	Ba1	3,060,570
	5.000%, 12/01/36
4,075	California Educational Facilities Authority, Revenue Bonds, Santa Clara University, Refunding	2/20 at 100.00	Aa3	4,578,507
	Series 2010, 5.000%, 2/01/40
2,165	California Educational Facilities Authority, Revenue Bonds, University of San Francisco,	10/21 at 100.00	A2	2,658,880
	Series 2011, 6.125%, 10/01/36
10,000	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/17 at 100.00	AA	10,495,500
	Series 2007A, 4.500%, 10/01/33 (UB)
2,470	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/18 at 100.00	Aa1	3,421,246
	Tender Option Bond Trust 09-11B, 16.615%, 10/01/38 (IF) (4)
965	California Infrastructure and Economic Development Bank, Revenue Bonds, Academy of Motion	11/23 at 100.00	A	1,038,031
	Picture Arts and Sciences Obligated Group, Series 2015A, 4.000%, 11/01/45
2,740	California Infrastructure and Economic Development Bond Bank, Revenue Bonds, Scripps Research	8/16 at 100.00	A1	2,750,686
	Institute, Series 2005A, 5.000%, 7/01/24
3,980	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship	6/22 at 102.00	N/R	4,672,998
	Education Multiple Projects, Series 2014A , 7.250%, 6/01/43
1,000	California Municipal Finance Authority, Revenue Bonds, Biola University, Series 2013,	10/23 at 100.00	Baa1	1,129,330
	5.000%, 10/01/38
2,500	California Municipal Finance Authority, Revenue Bonds, University of La Verne, Series 2010A,	6/20 at 100.00	A–	2,912,175
	6.250%, 6/01/40
4,000	California State Public Works Board, Lease Revenue Refunding Bonds, Community Colleges	9/16 at 100.00	A1	4,053,120
	Projects, Series 1996B, 5.625%, 3/01/19 – AMBAC Insured
5,000	California State University, Systemwide Revenue Bonds, Series 2015A, 5.000%, 11/01/38	11/25 at 100.00	Aa2	6,089,000
	California State University, Systemwide Revenue Bonds, Series 2016A:
3,000	5.000%, 11/01/33	5/26 at 100.00	AA–	3,738,630
2,415	5.000%, 11/01/41	5/26 at 100.00	AA–	2,949,440
2,750	California Statewide Communities Development Authority, Revenue Bonds, Buck Institute for	11/24 at 100.00	AA	3,220,745
	Research on Aging, Series 2014, 5.000%, 11/15/44 – AGM Insured
1,815	California Statewide Communities Development Authority, Charter School Revenue Bonds,	12/21 at 100.00	N/R	2,199,707
	Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41
4,300	California Statewide Communities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB–	5,002,663
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
58,400	Total Education and Civic Organizations			66,502,900
	Health Care – 24.1% (17.0 % of Total Investments)
3,705	ABAG Finance Authority for Nonprofit Corporations, California, Revenue Bonds, Sharp	8/23 at 100.00	AA–	4,341,000
	HealthCare, Series 2014A, 5.000%, 8/01/43
715	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health,	8/25 at 100.00	AA–	845,659
	Refunding Series 2015A, 5.000%, 8/15/43
5,135	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health,	11/25 at 100.00	AA–	6,116,401
	Series 2016A, 5.000%, 11/15/46
16,405	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital Los	7/20 at 100.00	AA	18,403,129
	Angeles, Series 2010A, 5.250%, 7/01/38 – AGC Insured
5,100	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/24 at 100.00	AA	5,970,264
	Children’s Hospital, Series 2014A, 5.000%, 8/15/43
1,250	California Health Facilities Financing Authority, Revenue Bonds, Memorial Health Services,	No Opt. Call	AA–	1,457,438
	Series 2012A, 5.000%, 10/01/33
3,135	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA	3,700,491
	Series 2014A, 5.000%, 10/01/38
6,200	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA	7,252,512
	Series 2014B, 5.000%, 10/01/44
6,420	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	Aa3	7,294,982
	San Diego, Series 2011, 5.250%, 8/15/41
3,000	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/19 at 100.00	AA–	3,438,480
	Series 2009A, 5.750%, 7/01/39
7,250	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	7,409,573
	5.250%, 11/15/46
2,470	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B,	8/20 at 100.00	AA–	2,973,929
	6.000%, 8/15/42
49,980	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	51,080,060
	5.250%, 11/15/46 (UB)
6,530	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B	8/20 at 100.00	AA–	7,862,251
	6.000%, 8/15/42 (UB)
3,795	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa2	4,210,894
	2010A, 5.750%, 7/01/40
	California Municipal Financing Authority, Certificates of Participation, Community Hospitals
	of Central California, Series 2007:
4,190	5.250%, 2/01/27	2/17 at 100.00	A–	4,294,331
6,550	5.250%, 2/01/46	No Opt. Call	A–	6,660,891
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda
	University Medical Center, Series 2014A:
5,000	5.250%, 12/01/34	12/24 at 100.00	BB+	5,654,250
1,200	5.250%, 12/01/44	12/24 at 100.00	BB+	1,347,624
13,440	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	6/26 at 100.00	BB	14,936,813
	University Medical Center, Series 2016A, 5.000%, 12/01/46
3,000	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health	3/26 at 100.00	A	3,541,350
	System/West, Series 2015A, 5.000%, 3/01/45
1,335	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial	7/24 at 100.00	A	1,546,638
	Hospital, Refunding Series 2014B, 5.000%, 7/01/44
21,090	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente,	4/22 at 100.00	AA–	24,349,249
	Series 2012A, 5.000%, 4/01/42
7,190	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA	9,130,377
	System, Tender Option Bond Trust 2016-XG0041, 18.036%, 1/01/34 – AGM Insured (IF)
23,125	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series	8/20 at 100.00	AA–	27,779,600
	2011A, 6.000%, 8/15/42
1,440	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los	8/17 at 100.00	BBB+	1,488,341
	Angeles, Series 2007, 5.000%, 8/15/47
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
13,350	5.500%, 7/01/24 (5)	8/16 at 100.00	CCC	13,367,488
7,405	5.500%, 7/01/30 (5)	8/16 at 100.00	CCC	7,404,852
150	5.500%, 7/01/35 (5)	8/16 at 100.00	CCC	150,204
10,000	5.250%, 7/01/39 (5)	8/16 at 100.00	CCC	10,013,600
3,230	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	AA–	3,252,416
	Series 2001C, 5.250%, 8/01/31
3,385	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	AA–	3,857,343
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
200	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	8/17 at 100.00	AA–	209,808
	2003A, 5.000%, 8/15/38 – AMBAC Insured
5,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	5/18 at 100.00	AA–	5,401,400
	2008B, 5.250%, 11/15/48
4,565	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	11/16 at 100.00	AA–	4,966,720
	Option Bond Trust 3102, 17.626%, 5/15/38 (IF) (4)
17,470	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	8/17 at 100.00	AA–	18,326,729
	2003A, 5.000%, 8/15/38 – AMBAC Insured (UB) (4)
8,615	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	AA–	9,657,156
	California, Series 2010, 5.375%, 3/15/36
6,200	Madera County, California, Certificates of Participation, Valley Children’s Hospital Project,	9/16 at 100.00	AA–	6,223,250
	Series 1995, 5.750%, 3/15/28 – NPFG Insured
11,400	Marysville, California, Revenue Bonds, The Fremont-Rideout Health Group, Series 2011,	1/21 at 100.00	BBB	12,715,332
	5.250%, 1/01/42
740	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A,	11/20 at 100.00	BB	783,468
	6.500%, 11/01/29
	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009:
10,500	6.625%, 11/01/29	11/19 at 100.00	Ba1	11,714,325
6,885	6.750%, 11/01/39	11/19 at 100.00	Ba1	7,697,086
27,035	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Ba1	28,932,046
	6.000%, 11/01/41
17,225	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa2	17,791,702
	Center, Refunding Series 2007A, 5.000%, 7/01/38
11,750	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB+	14,530,050
	7.500%, 12/01/41
2,600	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Series	5/17 at 101.00	AA–	2,704,780
	2009E, 5.000%, 5/15/38
10,700	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series	1/21 at 100.00	A–	12,519,535
	2011, 6.500%, 1/01/41
387,055	Total Health Care			425,305,817
	Housing/Multifamily – 1.6% (1.1% of Total Investments)
8,965	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	9,984,052
	Series 2010A, 6.400%, 8/15/45
	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects
	Series 2012A:
6,540	5.125%, 8/15/32	8/22 at 100.00	BBB	7,319,306
3,580	5.500%, 8/15/47	8/22 at 100.00	BBB	4,073,109
2,980	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	A1	3,485,885
	Series 2012B, 7.250%, 8/15/47
	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas
	Affordable Housing, Inc. Projects, Series 2014A:
590	5.250%, 8/15/39	8/24 at 100.00	BBB	673,450
1,590	5.250%, 8/15/49	8/24 at 100.00	BBB	1,807,910
1,230	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Augusta	5/22 at 100.00	A+	1,335,276
	Communities Mobile Home Park, Series 2012A, 5.000%, 5/15/39
25,475	Total Housing/Multifamily			28,678,988
	Housing/Single Family – 1.4% (1.0% of Total Investments)
16,790	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2006M,	8/16 at 100.00	A	16,805,447
	4.625%, 8/01/26 (Alternative Minimum Tax)
4,870	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007G,	2/17 at 100.00	A	4,931,654
	5.050%, 2/01/29 (Alternative Minimum Tax)
2,175	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Tender Option Bond	2/17 at 100.00	AA–	2,283,576
	Trust 2016-XF2308, 9.159%, 2/01/29 (Alternative Minimum Tax) (IF)
23,835	Total Housing/Single Family			24,020,677
	Industrials – 0.2% (0.2% of Total Investments)
4,055	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic	No Opt. Call	BBB+	4,292,785
	Services Inc., Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative Minimum Tax)
5,120	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	N/R	15,104
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (6)
9,175	Total Industrials			4,307,889
	Long-Term Care – 0.5% (0.3% of Total Investments)
7,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	5/20 at 100.00	AA–	8,168,370
	Bonds, Channing House, Series 2010, 6.125%, 5/15/40
175	California Statewide Community Development Authority, Certificates of Participation, Internext	10/16 at 100.00	BBB+	175,726
	Group, Series 1999, 5.375%, 4/01/17
7,175	Total Long-Term Care			8,344,096
	Tax Obligation/General – 36.7% (25.8% of Total Investments)
4,125	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series	No Opt. Call	AA	3,447,840
	2004A, 0.000%, 8/01/25 – AGM Insured
3,000	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds,	8/22 at 100.00	Aa2	3,630,120
	Refunding Series 2012A, 5.000%, 8/01/29 – AGM Insured
4,000	Antelope Valley Community College District, Los Angeles County, California, General Obligation	2/25 at 100.00	Aa2	4,785,080
	Bonds, Refunding Series 2015, 5.000%, 8/01/39
8,000	California State, General Obligation Bonds, Refunding Various Purpose Series 2013,	No Opt. Call	AA–	9,694,960
	5.000%, 2/01/29
5,245	California State, General Obligation Bonds, Various Purpose Refunding Series 2012,	No Opt. Call	AA–	6,249,890
	5.000%, 9/01/36
	California State, General Obligation Bonds, Various Purpose Refunding Series 2014:
4,690	5.000%, 8/01/31	8/24 at 100.00	AA–	5,780,894
4,000	5.000%, 8/01/33	8/24 at 100.00	AA–	4,896,520
12,000	5.000%, 10/01/33	10/24 at 100.00	AA–	14,740,080
	California State, General Obligation Bonds, Various Purpose Refunding Series 2015:
3,000	5.000%, 8/01/28	8/25 at 100.00	AA–	3,748,170
780	5.000%, 8/01/31	2/25 at 100.00	AA–	954,205
2,875	5.000%, 8/01/32	2/25 at 100.00	AA–	3,504,424
4,600	5.000%, 9/01/32	9/25 at 100.00	AA–	5,668,212
5,750	5.000%, 8/01/34	8/25 at 100.00	AA–	7,031,675
140	California State, General Obligation Bonds, Various Purpose Series 2000, 5.625%, 5/01/22 –	8/16 at 100.00	Aa3	140,627
	FGIC Insured
3,200	California State, General Obligation Bonds, Various Purpose Series 2008, 5.125%, 4/01/33	4/18 at 100.00	AA–	3,440,384
	California State, General Obligation Bonds, Various Purpose Series 2009:
64,195	6.000%, 11/01/39	11/19 at 100.00	AA–	75,162,074
5,005	5.500%, 11/01/39	11/19 at 100.00	AA–	5,755,950
	California State, General Obligation Bonds, Various Purpose Series 2010:
14,000	6.000%, 3/01/33	3/20 at 100.00	AA–	16,604,000
13,100	5.500%, 3/01/40	3/20 at 100.00	AA–	15,285,211
10,605	5.250%, 11/01/40	11/20 at 100.00	AA–	12,527,368
	California State, General Obligation Bonds, Various Purpose Series 2011:
7,215	5.250%, 10/01/28	No Opt. Call	AA–	8,674,594
10,520	5.000%, 9/01/31	No Opt. Call	AA–	12,418,650
12,725	5.000%, 9/01/41	9/21 at 100.00	AA–	14,894,994
14,915	5.000%, 10/01/41	10/21 at 100.00	AA–	17,497,234
	California State, General Obligation Bonds, Various Purpose Series 2013:
7,475	5.000%, 4/01/37	4/23 at 100.00	AA–	8,910,947
7,255	5.000%, 2/01/43	No Opt. Call	AA–	8,547,406
15,145	5.000%, 4/01/43	4/23 at 100.00	AA–	17,905,631
5,000	5.000%, 11/01/43	11/23 at 100.00	AA–	5,983,350
	California State, General Obligation Bonds, Various Purpose Series 2014:
22,970	5.000%, 5/01/32	5/24 at 100.00	AA–	28,067,043
8,910	5.000%, 10/01/39	10/24 at 100.00	AA–	10,754,637
10,245	5.000%, 12/01/43	12/23 at 100.00	AA–	12,280,989
	California State, General Obligation Bonds, Various Purpose Series 2015:
9,500	5.000%, 3/01/45	3/25 at 100.00	AA–	11,355,825
4,780	5.000%, 8/01/45	8/25 at 100.00	AA–	5,753,399
3,550	Centinela Valley Union High School District, Los Angeles County, California, General	No Opt. Call	AA–	4,332,739
	Obligation Bonds, Series 2002A, 5.250%, 2/01/26 – NPFG Insured
25,000	Desert Community College District, Riverside County, California, General Obligation Bonds,	No Opt. Call	AA	5,102,500
	Election 2004 Series 2007C, 0.000%, 8/01/46 – AGM Insured
	Desert Community College District, Riverside County, California, General Obligation Bonds,
	Refunding Series 2016:
1,430	5.000%, 8/01/33	2/26 at 100.00	AA–	1,772,700
9,235	5.000%, 8/01/36	2/26 at 100.00	AA–	11,286,278
5,150	Hacienda La Puente Unified School District Facilities Financing Authority, California, General	No Opt. Call	AA	6,517,016
	Obligation Revenue Bonds, Series 2007, 5.000%, 8/01/26 – AGM Insured
5,630	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds,	No Opt. Call	AA	3,893,426
	Series 2010, 0.000%, 8/01/45 – AGM Insured (7)
15,335	Los Angeles Community College District, California, General Obligation Bonds, Refunding Series	8/24 at 100.00	AA+	19,032,882
	2015A, 5.000%, 8/01/31
	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,
	Refunding Series 2014C:
5,000	5.000%, 7/01/29	No Opt. Call	Aa2	6,194,300
10,000	5.000%, 7/01/30	No Opt. Call	Aa2	12,337,900
4,100	Monrovia Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AA–	3,084,225
	Series 2001B, 0.000%, 8/01/27 – FGIC Insured
10,765	North Orange County Community College District, California, General Obligation Bonds, Election	No Opt. Call	AA+	8,160,731
	of 2002 Series 2003B, 0.000%, 8/01/27 – FGIC Insured
1,815	Orland Joint Unified School District, Glenn and Tehama Counties, California, General	8/37 at 100.00	AA	1,047,527
	Obligation Bonds, 2008 Election, Series 2012B, 0.000%, 8/01/51 (Mandatory put 8/01/48) –
	AGM Insured
1,250	Oxnard School District, Ventura County, California, General Obligation Bonds, Election 2012	8/23 at 100.00	AA	1,435,275
	Series 2013B, 5.000%, 8/01/43 – AGM Insured
2,575	Oxnard School District, Ventura County, California, General Obligation Refunding Bonds, Series	2/22 at 103.00	AA–	3,198,253
	2001A, 5.750%, 8/01/30 – NPFG Insured
5,000	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation	8/23 at 100.00	Aa2	5,908,850
	Bonds, Refunding Election 2012 Series 2013A, 5.000%, 8/01/43
8,250	Puerto Rico, General Obligation Bonds, Public Improvement Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	AA–	8,722,808
	NPFG Insured
28,000	San Bernardino Community College District, California, General Obligation Bonds, Election of	No Opt. Call	Aa2	9,684,640
	2008 Series 2009B, 0.000%, 8/01/44
6,500	San Diego Community College District, California, General Obligation Bonds, Refunding Series	8/21 at 100.00	AA+	7,575,230
	2011, 5.000%, 8/01/41
1,850	San Juan Capistano, California, General Obligation Bonds, Open Space Program, Tender Option	No Opt. Call	AAA	2,774,186
	Bond Trust 2015-XF0048, 16.718%, 8/01/17 (IF)
4,970	San Rafael City High School District, Marin County, California, General Obligation Bonds,	No Opt. Call	AA+	3,709,956
	Series 2004B, 0.000%, 8/01/27 – FGIC Insured
2,200	Santa Maria Joint Union High School District, Santa Barbara and San Luis Obispo Counties,	No Opt. Call	Aa3	2,810,830
	California, General Obligation Bonds, Series 2003B, 5.625%, 8/01/24 – AGM Insured
5,240	South San Francisco Unified School District, San Mateo County, California, General Obligation	9/25 at 100.00	Aa1	6,320,488
	Bond Anticipation Notes, Measure J, Series 2015B, 5.000%, 9/01/40
4,175	Southwestern Community College District, San Diego County, California, General Obligation	No Opt. Call	Aa2	3,346,596
	Bonds, Election of 2000, Series 2004, 0.000%, 8/01/25 – FGIC Insured
5,245	Southwestern Community College District, San Diego County, California, General Obligation	8/21 at 100.00	Aa2	6,134,762
	Bonds, Election of 2008, Series 2011C, 5.250%, 8/01/36
26,000	Sylvan Union School District, Stanislaus County, California, General Obligation Bonds,	No Opt. Call	AA	18,734,820
	Election of 2006, Series 2010, 0.000%, 8/01/49 – AGM Insured (7)
	Washington Township Health Care District, Alameda County, California, General Obligation
	Bonds, 2004 Election Series 2013B:
4,740	5.500%, 8/01/38	8/24 at 100.00	Aa3	5,831,575
4,830	5.500%, 8/01/40	8/24 at 100.00	Aa3	5,922,208
	Washington Township Health Care District, Alameda County, California, General Obligation
	Bonds, 2012 Election Series 2013A:
2,820	5.500%, 8/01/38	8/24 at 100.00	Aa3	3,469,418
1,750	5.500%, 8/01/40	8/24 at 100.00	Aa3	2,145,727
2,015	Wiseburn School District, Los Angeles County, California, General Obligation Bonds, Series	8/22 at 100.00	Aa3	2,393,276
	2012C, 5.000%, 8/01/26
140,160	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	Aa2	93,569,414
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42 (7)
2,400	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series	8/21 at 100.00	Aa2	2,814,912
	2011C, 5.250%, 8/01/47
665,945	Total Tax Obligation/General			645,357,831
	Tax Obligation/Limited – 29.8% (21.0% of Total Investments)
1,655	Bell Community Housing Authority, California, Lease Revenue Bonds, Series 2005, 5.000%,	8/16 at 100.00	N/R	1,623,820
	10/01/36 – AMBAC Insured
3,370	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,	8/16 at 100.00	AA	3,374,954
	Series 2003, 5.500%, 10/01/23 – RAAI Insured
	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &
	Rehabilitation, Series 2013G:
5,000	5.250%, 9/01/30	9/23 at 100.00	A+	6,172,500
11,000	5.250%, 9/01/32	9/23 at 100.00	A+	13,526,260
7,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &	9/24 at 100.00	A+	8,354,570
	Rehabilitation, Various Correctional Facilities Series 2014A, 5.000%, 9/01/39
17,395	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, New	10/24 at 100.00	A+	20,792,070
	Stockton Courthouse, Series 2014B, 5.000%, 10/01/39
1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California,	No Opt. Call	A+	1,197,480
	Various Projects Series 2013A, 5.000%, 3/01/30
1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Yuba	6/23 at 100.00	A+	1,199,390
	City Courthouse, Series 2013D, 5.000%, 6/01/32
10,650	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A+	12,333,658
	2009G-1, 5.750%, 10/01/30
6,860	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A+	8,194,682
	2009-I, 6.375%, 11/01/34
2,650	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	No Opt. Call	A+	3,103,097
	2012A, 5.000%, 4/01/33
9,950	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/23 at 100.00	A+	11,937,114
	2013I, 5.000%, 11/01/38
9,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	9/24 at 100.00	A+	10,741,590
	2014E, 5.000%, 9/01/39
2,905	Carson Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1,	10/19 at 100.00	A–	3,441,031
	Series 2009A, 7.000%, 10/01/36
3,205	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A	3,266,183
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
4,250	Coronado Community Development Agency, California, Tax Allocation Bonds, Community Development	8/16 at 100.00	A+	4,265,003
	Project, Series 2005, 5.000%, 9/01/30 – AMBAC Insured
1,595	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	8/16 at 100.00	A+	1,601,396
	Redevelopment Project, Series 2003A, 5.375%, 9/01/25 – AMBAC Insured
6,655	Fontana Redevelopment Agency, San Bernardino County, California, Tax Allocation Bonds, Jurupa	8/16 at 100.00	A	6,760,016
	Hills Redevelopment Project, Refunding Series 1997A, 5.500%, 10/01/27
1,555	Fontana, California, Special Tax Bonds, Community Facilities District 2 Heritage Village,	9/16 at 100.00	AA–	1,574,686
	Refunding Series 1998A, 5.250%, 9/01/17 – NPFG Insured
1,000	Fullerton Community Facilities District 1, California, Special Tax Bonds, Amerige Heights,	9/22 at 100.00	A–	1,148,150
	Refunding Series 2012, 5.000%, 9/01/32
75,500	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/25 at 100.00	A+	89,292,340
	Asset-Backed Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/45
1,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/23 at 100.00	A+	1,191,160
	Asset-Backed Revenue Bonds, Series 2013A, 5.000%, 6/01/30
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
2,500	5.000%, 11/15/28	11/25 at 100.00	A	2,987,950
2,000	5.000%, 11/15/32	11/25 at 100.00	A	2,354,180
	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A:
1,750	5.000%, 9/01/25 – SYNCORA GTY Insured	8/16 at 100.00	BBB	1,752,923
6,690	5.000%, 9/01/35 – SYNCORA GTY Insured	8/16 at 100.00	BBB	6,696,623
2,500	Hesperia Unified School District, San Bernardino County, California, Certificates of	2/23 at 100.00	AA	2,878,200
	Participation, Series 2013A, 5.000%, 2/01/38 – BAM Insured
4,500	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	No Opt. Call	N/R	5,020,965
	Project, Refunding Series 1998A, 5.250%, 5/01/23 – AMBAC Insured
	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment
	Project, Subordinate Lien Series 2007A-1:
1,460	5.000%, 5/01/23 – AMBAC Insured	5/17 at 100.00	BBB+	1,496,602
2,435	5.000%, 5/01/24 – AMBAC Insured	5/17 at 100.00	BBB+	2,493,075
2,075	5.000%, 5/01/25 – AMBAC Insured	5/17 at 100.00	BBB+	2,120,857
	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District
	Series 2006A:
1,475	5.000%, 9/01/26	9/16 at 100.00	N/R	1,488,511
3,395	5.125%, 9/01/36	9/16 at 100.00	N/R	3,421,175
	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Series 2014A:
530	5.000%, 9/01/29	9/24 at 100.00	A–	636,663
1,900	5.000%, 9/01/30	9/24 at 100.00	A–	2,273,426
1,220	5.000%, 9/01/31	9/24 at 100.00	A–	1,454,069
1,955	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Series 2015A,	9/25 at 100.00	BBB+	2,221,330
	5.000%, 9/01/43
675	Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community	9/16 at 100.00	N/R	679,563
	Facilities District 2002 Mountain House, Series 2006, 5.125%, 9/01/35
12,820	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Vermont	8/16 at 100.00	A1	12,863,716
	Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
5,080	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Multiple	No Opt. Call	AA	5,956,706
	Capital Facilities Project II, Series 2012, 5.000%, 8/01/42
1,625	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series	9/21 at 100.00	A–	2,026,489
	2011A, 6.750%, 9/01/26
1,900	Modesto, California, Special Tax Bonds, Community Facilities District 2004-1 Village One 2,	9/24 at 100.00	BBB–	2,215,077
	Refunding Series 2014, 5.000%, 9/01/31
5,720	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A, 5.000%,	8/17 at 100.00	AA–	5,994,560
	8/01/37 – NPFG Insured
	National City Community Development Commission, California, Tax Allocation Bonds, National
	City Redevelopment Project, Series 2011:
3,250	6.500%, 8/01/24	8/21 at 100.00	A	4,075,890
3,000	7.000%, 8/01/32	8/21 at 100.00	A	3,763,470
1,000	Norco Redevelopment Agency, California, Tax Allocation Bonds, Project Area 1, Series 2009,	3/18 at 100.00	A+	1,104,550
	7.000%, 3/01/34
	Norco Redevelopment Agency, California, Tax Allocation Refunding Bonds, Project Area 1,
	Refunding Series 2010:
3,775	5.875%, 3/01/32	3/20 at 100.00	A+	4,392,514
1,500	6.000%, 3/01/36	3/20 at 100.00	A+	1,753,995
1,210	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	1,470,331
	Project, Series 2011, 6.750%, 9/01/40
695	Ontario Redevelopment Financing Authority, California, Lease Revenue Bonds, Capital Projects,	8/16 at 100.00	AA–	697,877
	Series 2001, 5.250%, 8/01/18 – AMBAC Insured
29,800	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds,	No Opt. Call	AA–	36,961,238
	Redevelopment Project 1, Refunding Series 1995, 7.400%, 8/01/25 – NPFG Insured
1,180	Ontario, California, Special Tax Bonds, Community Facilities District 5, Freeway Interchange	9/16 at 100.00	N/R	1,194,844
	Project, Series 1997, 6.375%, 9/01/17
1,000	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged	7/16 at 100.00	A	1,003,690
	Redevelopment Project Areas, Series 2004, 5.000%, 12/01/24 – AMBAC Insured
1,360	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1,	9/23 at 100.00	N/R	1,518,413
	Subordinate Lien Series 2013B , 5.875%, 9/01/39
	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District
	2001-1, Senior Series 2013A:
8,505	5.250%, 9/01/30	9/23 at 100.00	N/R	9,519,561
7,635	5.750%, 9/01/39	9/23 at 100.00	N/R	8,582,274
8,990	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	6/16 at 100.00	N/R	9,010,587
8,750	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	No Opt. Call	A+	7,462,087
	Development Project, Series 1999, 0.000%, 8/01/23 – AMBAC Insured
13,655	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	2,122,670
	8/01/45 – NPFG Insured
3,920	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	A–	4,588,595
	2011A, 5.750%, 9/01/30
	Redding Redevelopment Agency, California, Tax Allocation Bonds, Canby-Hilltop-Cypress Area
	Project, Series 2003A:
1,500	5.000%, 9/01/17 – NPFG Insured	8/16 at 100.00	AA–	1,505,850
1,500	5.000%, 9/01/20 – NPFG Insured	8/16 at 100.00	AA–	1,505,670
3,375	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Interstate 215	10/20 at 100.00	A–	4,066,942
	Corridor Redevelopment Project Area, Series 2010E, 6.500%, 10/01/40
705	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A	872,861
	Area, Series 2011B, 6.500%, 10/01/25
2,885	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2010A,	10/20 at 100.00	A	3,426,947
	6.000%, 10/01/39
	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott
	Road, Series 2013:
555	5.000%, 9/01/30	9/22 at 100.00	N/R	612,148
710	5.000%, 9/01/42	9/22 at 100.00	N/R	764,876
25	Riverside Public Financing Authority, California, Revenue Bonds, Multiple Project Loans,	8/16 at 100.00	N/R	25,227
	Series 1991A, 8.000%, 2/01/18
3,540	Rohnert Park Community Development Commission, California, Tax Allocation Bonds, Redevelopment	8/17 at 100.00	AA–	3,709,920
	Project Series 2007R, 5.000%, 8/01/37 – FGIC Insured
2,645	Roseville, California, Special Tax Bonds, Community Facilities District 1 Fiddyment Ranch,	9/16 at 100.00	N/R	2,657,749
	Series 2005, 5.050%, 9/01/30
385	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding	9/25 at 100.00	N/R	447,451
	Series 2015, 5.000%, 9/01/31
	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A:
7,690	5.400%, 11/01/20 – AMBAC Insured	No Opt. Call	A+	8,435,930
855	5.400%, 11/01/20 – NPFG Insured	No Opt. Call	AA–	933,480
4,250	Sacramento City Financing Authority, California, Tax Allocation Revenue Bonds, Merged Downtown	No Opt. Call	AA–	2,362,320
	Sacramento and Oak Park Projects, Series 2005A, 0.000%, 12/01/31 – FGIC Insured
475	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1	9/25 at 100.00	N/R	541,875
	Marblehead Coastal, Series 2015, 5.000%, 9/01/40
2,135	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds,	4/22 at 100.00	AAA	2,503,949
	Refunding Series 2012A, 5.000%, 4/01/42
10,000	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds,	4/24 at 100.00	AAA	12,108,400
	Series 2014A, 5.000%, 4/01/34
1,535	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax	No Opt. Call	N/R	1,695,438
	Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements,
	Refunding Series 2014, 5.000%, 8/01/39
255	San Francisco, California, Community Facilities District 6, Mission Bay South Public	8/22 at 100.00	N/R	286,485
	Improvements, Special Tax Refunding Bonds, Series 2013A, 5.000%, 8/01/33
9,435	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/16 at 100.00	AA	9,472,646
	Project, Series 2001F, 5.000%, 9/01/20 – NPFG Insured
2,750	San Jose Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds, Merged Area	8/20 at 100.00	A	3,125,292
	Redevelopment Project, Series 2010A-1, 5.500%, 8/01/35
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment
	Project, Refunding Series 2006D:
695	5.000%, 8/01/19 – AMBAC Insured	8/17 at 100.00	BBB+	727,665
910	5.000%, 8/01/21 – AMBAC Insured	8/17 at 100.00	BBB+	951,241
1,365	5.000%, 8/01/23 – AMBAC Insured	8/17 at 100.00	BBB+	1,422,303
2,765	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/16 at 100.00	AA–	2,806,503
	Project, Series 2003, 4.900%, 8/01/33 – FGIC Insured
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment
	Project, Series 2004A:
370	4.360%, 8/01/16 – NPFG Insured	No Opt. Call	AA–	371,247
700	4.440%, 8/01/17 – NPFG Insured	7/16 at 100.00	AA–	702,345
1,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/16 at 100.00	AA–	1,003,780
	Project, Series 2005A, 5.000%, 8/01/27 – NPFG Insured
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment
	Project, Series 2006C:
2,200	5.000%, 8/01/24 – NPFG Insured	8/17 at 100.00	AA–	2,306,546
4,710	5.000%, 8/01/25 – NPFG Insured	8/17 at 100.00	AA–	4,934,714
1,825	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/18 at 100.00	BBB+	2,013,815
	Project, Series 2008B, 6.250%, 8/01/20
7,860	Santa Ana Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Project	3/21 at 100.00	AA–	9,546,756
	Area, Series 2011A, 6.750%, 9/01/28
2,770	Santa Ana Community Redevelopment Agency, Orange County, California, Tax Allocation Refunding	8/16 at 100.00	AA–	2,780,665
	Bonds, South Main Street Redevelopment, Series 2003B, 5.000%, 9/01/19 – FGIC Insured
	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project,
	Series 2003:
4,625	5.000%, 6/01/17 – NPFG Insured	12/16 at 100.00	AA–	4,726,010
2,695	5.000%, 6/01/20 – NPFG Insured	12/16 at 100.00	AA–	2,753,859
1,500	5.000%, 6/01/21 – NPFG Insured	9/16 at 100.00	AA–	1,532,760
2,840	5.000%, 6/01/23 – NPFG Insured	6/16 at 100.00	AA–	2,902,026
960	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	1,147,987
	7.000%, 10/01/26
	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities
	District 03-02 Roripaugh, Series 2006:
4,360	5.450%, 9/01/26	9/16 at 100.00	N/R	4,365,842
2,315	5.500%, 9/01/36	9/16 at 100.00	N/R	2,316,945
1,310	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing	8/21 at 100.00	BBB+	1,633,125
	Bonds Series 2011A, 7.000%, 8/01/39
1,350	Temecula Valley Unified School District, Riverside County, California, Special Tax Bonds,	9/22 at 100.00	N/R	1,481,787
	Community Facilities District 2002-1 Improvement Area 1, Series 2012, 5.000%, 9/01/33
1,200	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011,	3/21 at 100.00	A–	1,499,268
	7.500%, 9/01/39
1,000	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,	12/21 at 100.00	A+	1,262,030
	Redevelopment Project, Subordinate Lien Series 2011, 6.875%, 12/01/33
6,870	Vernon Redevelopment Agency, California, Tax Allocation Bonds, Industrial Redevelopment	8/16 at 100.00	AA–	6,877,420
	Project, Series 2005, 5.000%, 9/01/35 – NPFG Insured
1,620	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series	No Opt. Call	AA	1,809,313
	2012A, 5.000%, 10/01/32 – AGM Insured
6,530	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	A	6,813,075
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured
5,000	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment	11/19 at 100.00	AA	5,836,900
	Project 1, Police Facility Subordinate Series 2009, 6.250%, 11/01/39
1,280	William S Hart School Financing Authority, California, Refunding Revenue Bonds, Series 2013,	9/23 at 100.00	A–	1,487,258
	5.000%, 9/01/34
	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A:
865	6.000%, 9/01/26	9/21 at 100.00	A–	1,049,254
810	6.500%, 9/01/32	9/21 at 100.00	A–	990,160
479,130	Total Tax Obligation/Limited			524,460,451
	Transportation – 8.5% (6.0% of Total Investments)
1,715	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	No Opt. Call	AA	2,061,807
	2012F-1, 5.000%, 4/01/30
15,060	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	1/24 at 100.00	BB+	18,098,054
	Refunding Junior Lien Series 2013C, 6.500%, 1/15/43
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
33,235	5.750%, 1/15/46	1/24 at 100.00	BBB–	39,221,288
33,235	6.000%, 1/15/53	1/24 at 100.00	BBB–	39,409,731
1,200	Long Beach, California, Harbor Revenue Bonds, Series 2015D, 5.000%, 5/15/42	5/25 at 100.00	AA	1,451,148
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International
	Airport, Senior Lien Series 2015D:
865	5.000%, 5/15/31 (Alternative Minimum Tax)	5/25 at 100.00	AA	1,039,851
3,805	5.000%, 5/15/33 (Alternative Minimum Tax)	5/25 at 100.00	AA	4,533,696
1,000	5.000%, 5/15/36 (Alternative Minimum Tax)	5/25 at 100.00	AA	1,181,000
11,335	5.000%, 5/15/41 (Alternative Minimum Tax)	5/25 at 100.00	AA	13,258,890
1,250	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/20 at 100.00	AA	1,421,438
	Airport, Series 2010D, 5.000%, 5/15/40 (UB) (4)
1,000	Los Angeles Harbors Department, California, Revenue Bonds, Refunding Series 2014B,	8/24 at 100.00	AA	1,190,930
	5.000%, 8/01/44
	Los Angeles Harbors Department, California, Revenue Bonds, Series 2014C:
1,575	5.000%, 8/01/35	8/24 at 100.00	AA	1,904,270
2,000	5.000%, 8/01/44	8/24 at 100.00	AA	2,381,860
120	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue	7/16 at 100.00	N/R	120,136
	Bonds, Series 2006, 5.450%, 7/01/20 (Alternative Minimum Tax)
	Port of Oakland, California, Revenue Bonds, Refunding Series 2012P:
1,000	5.000%, 5/01/29 (Alternative Minimum Tax)	No Opt. Call	A+	1,165,190
6,340	5.000%, 5/01/31 (Alternative Minimum Tax)	No Opt. Call	A+	7,304,504
1,180	Sacramento Regional Transit District, California, Farebox Revenue Bonds, Refunding Series	No Opt. Call	A–	1,329,825
	2012, 5.000%, 3/01/42
4,550	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Senior Series	7/23 at 100.00	A+	5,139,088
	2013B, 5.000%, 7/01/43 (Alternative Minimum Tax)
4,500	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/24 at 100.00	A+	5,250,645
	Airport, Second Series 2014B, 5.000%, 5/01/44
2,465	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, San	7/16 at 100.00	AA	2,476,216
	Francisco International Airport, SFO Fuel Company LLC, Series 2000A, 6.125%, 1/01/27 – AGM
	Insured (Alternative Minimum Tax)
127,430	Total Transportation			149,939,567
	U.S. Guaranteed – 13.8% (9.7% of Total Investments) (8)
3,000	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 7.250%, 3/01/36	3/21 at 100.00	Ba3 (8)	3,760,560
	(Pre-refunded 3/01/21)
5,540	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	4/18 at 100.00	AA (8)	7,334,572
	Option Bond Trust 3211, 12.798%, 10/01/32 (Pre-refunded 4/01/18) (IF)
2,325	Baldwin Park Unified School District, Los Angeles County, California, General Obligation	8/16 at 50.16	A+ (8)	1,165,151
	Bonds, Election 2002 Series 2006, 0.000%, 8/01/30 (Pre-refunded 8/01/16) – AMBAC Insured
10	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	No Opt. Call	AAA	10,734
	Series 2002X, 5.500%, 12/01/17 – FGIC Insured (ETM)
5,360	California Infrastructure and Economic Development Bank, First Lien Revenue Bonds, San	No Opt. Call	Aaa	6,693,836
	Francisco Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/23 – AGM Insured (ETM)
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series	11/19 at 100.00	A3 (8)	1,232,680
	2009, 8.000%, 11/01/29 (Pre-refunded 11/01/19)
	California Municipal Financing Authority, Certificates of Participation, Community Hospitals
	of Central California, Series 2007:
2,960	5.250%, 2/01/27 (Pre-refunded 2/01/17)	2/17 at 100.00	N/R (8)	3,052,618
865	5.250%, 2/01/46 (Pre-refunded 2/01/17)	2/17 at 100.00	N/R (8)	892,066
3,025	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, North	8/16 at 100.00	Aaa	3,043,120
	County Recycling Center, Series 1991A, 6.750%, 7/01/17 (ETM)
11,360	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	AA+ (8)	11,935,725
	System, Series 2007A, 5.125%, 7/15/31 (Pre-refunded 7/15/17)
2,010	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	N/R (8)	2,376,343
	Project, Series 2009, 6.750%, 2/01/38 (Pre-refunded 8/01/19)
21,235	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aaa	24,448,280
	Tender Option Bond Trust 2016-XG0003, 8.861%, 3/01/33 (Pre-refunded 3/01/18) (IF) (4)
6,000	Coachella Valley Unified School District, Riverside County, California, Certificates of	9/16 at 100.00	N/R (8)	6,067,560
	Participation, Series 2007, 5.000%, 9/01/31 (Pre-refunded 9/01/16) – AMBAC Insured
5,425	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	Aa1 (8)	5,928,765
	2006C, 5.000%, 8/01/31 (Pre-refunded 8/01/18) – AGM Insured
15,060	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage	No Opt. Call	Aaa	17,602,881
	Revenue Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)
5,000	El Centro Financing Authority, California, Water Revenue Bonds, Series 2006A, 4.750%, 10/01/31	10/16 at 100.00	AA (8)	5,070,900
	(Pre-refunded 10/01/16) – AGM Insured
	Hawthorne Community Redevelopment Agency, California, Tax Allocation Bonds, Project Area 2,
	Series 2006:
1,770	5.000%, 9/01/26 (Pre-refunded 9/01/16) – SYNCORA GTY Insured	9/16 at 100.00	N/R (8)	1,789,930
3,865	5.250%, 9/01/36 (Pre-refunded 9/01/16) – SYNCORA GTY Insured	9/16 at 100.00	N/R (8)	3,910,916
1,500	Hesperia Unified School District, San Bernardino County, California, Certificates of	2/17 at 100.00	A (8)	1,544,655
	Participation, Capital Improvement, Series 2007, 5.000%, 2/01/41 (Pre-refunded 2/01/17) –
	AMBAC Insured
1,000	Lindsay Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2007, 5.000%,	8/17 at 100.00	N/R (8)	1,051,210
	8/01/37 (Pre-refunded 8/01/17) – RAAI Insured
13,670	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BB (8)	15,226,740
	2008A, 8.250%, 12/01/38 (Pre-refunded 12/01/17)
5,170	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presbyterian, Series 2011A,	12/21 at 100.00	N/R (8)	6,480,698
	6.000%, 12/01/40 (Pre-refunded 12/01/21)
3,380	Orange County Sanitation District, California, Certificates of Participation, Tender Option	2/19 at 100.00	AAA	4,870,952
	Bond Trust 2016-XG0022, 16.897%, 8/01/29 (Pre-refunded 2/01/19) (IF)
1,510	Orange County Sanitation District, California, Certificates of Participation, Tender Option	2/19 at 100.00	AAA	2,176,091
	Bond Trust 3020, 16.823%, 2/01/35 (Pre-refunded 2/01/19) (IF) (4)
5,840	Orange County Water District, California, Revenue Certificates of Participation, Series 1999A,	No Opt. Call	N/R (8)	7,723,458
	5.375%, 8/15/29 (ETM)
905	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B,	No Opt. Call	AAA	1,202,302
	5.000%, 8/15/34 – NPFG Insured (ETM)
	Panama-Buena Vista Union School District, California, Certificates of Participation, School
	Construction Project, Series 2006:
1,065	5.000%, 9/01/22 (Pre-refunded 9/01/16) – NPFG Insured	9/16 at 100.00	AA– (8)	1,076,992
1,120	5.000%, 9/01/23 (Pre-refunded 9/01/16) – NPFG Insured	9/16 at 100.00	AA– (8)	1,132,611
1,170	5.000%, 9/01/24 (Pre-refunded 9/01/16) – NPFG Insured	9/16 at 100.00	AA– (8)	1,183,174
15,070	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB– (8)	17,008,454
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28 (Pre-refunded 9/01/18)
2,760	Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage Revenue Refunding	No Opt. Call	Aaa	3,391,985
	Bonds, Series 1990B, 7.500%, 8/01/23 (ETM)
1,460	Rohnert Park Community Development Commission, California, Tax Allocation Bonds,	8/17 at 100.00	AA– (8)	1,511,801
	Redevelopment Project Series 2007R, 5.000%, 8/01/37 – FGIC Insured (ETM)
8,625	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, 300	12/16 at 100.00	A+ (8)	8,819,235
	Richards Boulevard Building Acquisition, Series 2006C, 5.000%, 12/01/36 (Pre-refunded
	12/01/16) – AMBAC Insured
	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding
	Series 2010A:
11,320	5.250%, 5/15/25 (Pre-refunded 5/15/20)	5/20 at 100.00	AA+ (8)	13,177,725
11,000	5.250%, 5/15/26 (Pre-refunded 5/15/20)	5/20 at 100.00	AA+ (8)	12,805,210
12,000	5.250%, 5/15/27 (Pre-refunded 5/15/20)	5/20 at 100.00	AA+ (8)	13,969,320
7,170	5.250%, 5/15/28 (Pre-refunded 5/15/20)	5/20 at 100.00	AA+ (8)	8,346,669
2,000	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	8/19 at 100.00	A– (8)	2,352,400
	Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39 (Pre-refunded 8/01/19)
575	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A– (8)	721,625
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41 (Pre-refunded 2/01/21)
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
575	7.000%, 8/01/33 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+ (8)	727,542
715	7.000%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+ (8)	904,682
2,600	San Mateo Union High School District, San Mateo County, California, Certificates of Participation,	12/17 at 100.00	N/R (8)	2,774,824
	Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured
5,500	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital,	8/17 at 100.00	A+ (8)	5,830,880
	Series 2007A, 5.750%, 2/01/41 (Pre-refunded 8/01/17) – AMBAC Insured
213,510	Total U.S. Guaranteed			242,327,872
	Utilities – 3.0% (2.1% of Total Investments)
5,735	California Statewide Communities Development Authority, Certificates of Participation, Rio	6/16 at 100.00	N/R	5,736,434
	Bravo Fresno Project, Refunding Series 1999A, 6.500%, 12/01/18
	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds,
	Series 2007A:
7,970	5.000%, 11/15/35	No Opt. Call	A	9,864,628
7,610	5.500%, 11/15/37	No Opt. Call	A	10,043,754
5,230	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/22 at 100.00	Aa2	6,144,152
	2012B, 5.000%, 7/01/43
4,865	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/23 at 100.00	Aa2	5,968,479
	2013B, 5.000%, 7/01/28
4,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	1/24 at 100.00	Aa2	4,756,720
	2014B, 5.000%, 7/01/43
3,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Tender	No Opt. Call	Aa2	5,097,480
	Option Bond Trust 2015-XF2047, 16.819%, 7/01/20 (IF) (4)
2,500	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Tender Option Bond	8/23 at 100.00	AA–	4,312,200
	Trust 1186, 16.349%, 8/15/41 (IF) (4)
1,565	Southern California Public Power Authority, California, Revenue Bonds, Apex Power Project	7/24 at 100.00	AA–	1,899,472
	Series 2014A, 5.000%, 7/01/35
42,475	Total Utilities			53,823,319
	Water and Sewer – 10.5% (7.4% of Total Investments)
	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost
	Recovery Prepayment Program, Series 2013A:
3,010	5.000%, 10/01/29	4/23 at 100.00	AA–	3,672,080
4,250	5.000%, 10/01/30	4/23 at 100.00	AA–	5,163,325
4,000	5.000%, 10/01/34	4/23 at 100.00	AA–	4,785,360
1,020	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	No Opt. Call	AAA	1,095,633
	Series 2002X, 5.500%, 12/01/17 – FGIC Insured
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon
	Resources Channelside LP Desalination Project, Series 2012:
3,925	5.000%, 7/01/37 (Alternative Minimum Tax)	No Opt. Call	Baa3	4,356,122
36,420	5.000%, 11/21/45 (Alternative Minimum Tax)	No Opt. Call	Baa3	40,207,316
175	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds,	8/16 at 100.00	AA	175,698
	Pooled Financing Program, Series 2003A, 5.250%, 10/01/23 – AGM Insured
385	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds,	8/16 at 100.00	AA	386,502
	Pooled Financing Program, Series 2004A, 5.250%, 10/01/24 – AGM Insured
2,500	Central Basin Municipal Water District, California, Certificates of Participation, Tender	2/20 at 100.00	AA	3,720,400
	Option Bond Trust 2016-XG0038, 16.819%, 8/01/33 – AGC Insured (IF) (4)
	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water
	System Revenue Bonds, Refunding Series 2015A:
2,000	5.000%, 6/01/31	6/25 at 100.00	AAA	2,491,940
10,500	5.000%, 6/01/32	6/25 at 100.00	AAA	13,033,860
10,000	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water	6/24 at 100.00	AAA	11,978,800
	System Revenue Bonds, Series 2014C, 5.000%, 6/01/44
1,950	East Valley Water District Financing Authority, California, Refunding Revenue Bonds, Series	10/20 at 100.00	AA–	2,221,616
	2010, 5.000%, 10/01/40
1,600	Eastern Municipal Water District, California, Water and Sewerage System Revenue Certificates	7/18 at 100.00	AA+	2,333,312
	of Participation, Tender Option Bond Trust 2015-XF0072, 13.758%, 1/01/30 (IF)
750	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%,	10/16 at 100.00	AA	760,770
	10/01/36 – AGM Insured
23,430	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	1/21 at 100.00	AA+	27,127,020
	2011A, 5.250%, 7/01/39 (UB)
2,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	1/21 at 100.00	AA+	2,286,960
	2011A, 5.000%, 7/01/41
6,710	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	7/24 at 100.00	AA+	8,050,255
	2014A, 5.000%, 7/01/44
1,570	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Green Series 2015A,	6/25 at 100.00	AA+	1,945,968
	5.000%, 6/01/32
1,485	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Subordinate Lien Series	6/23 at 100.00	AA	1,781,095
	2013A, 5.000%, 6/01/35
4,705	Madera Irrigation District. California, Water Revenue Refunding Bonds, Series 2008,	1/18 at 100.00	A	5,007,484
	5.500%, 1/01/38
2,000	Metropolitan Water District of Southern California, Water Revenue Refunding Bonds, Series	7/25 at 100.00	AAA	2,425,720
	2015A, 5.000%, 7/01/40
670	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Tender Option	7/19 at 100.00	AAA	1,013,469
	Bond Trust 09-8B, 16.567%, 7/01/35 (IF) (4)
3,500	Placerville Public Financing Authority, California, Wastewater System Refinancing and	9/16 at 100.00	N/R	3,531,290
	Improvement Project Revenue Bonds, Series 2006, 5.000%, 9/01/34 – SYNCORA GTY Insured
2,525	Sacramento County Sanitation Districts Financing Authority, California, Revenue Bonds,	No Opt. Call	AA	3,017,602
	Crossover Refunding Series 2001, 5.500%, 12/01/20 – AMBAC Insured
3,000	Sacramento County Sanitation Districts Financing Authority, California, Revenue Bonds,	6/24 at 100.00	AA	3,664,770
	Sacramento Regional County Sanitation District, Series 2014A, 5.000%, 12/01/33
5,580	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	11/21 at 100.00	AA–	6,498,524
	Series 2011A, 5.000%, 11/01/41 (UB)
	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,
	Tender Option Bond Trust 2015-XF0226:
750	16.973%, 11/01/28 (IF)	11/21 at 100.00	AA–	1,376,460
750	16.873%, 11/01/43 (IF)	5/22 at 100.00	AA–	1,284,720
7,500	Santa Clara Valley Water District, California, Water System Revenue Bonds, Refunding Series	12/25 at 100.00	Aa1	9,076,800
	2016A, 5.000%, 6/01/46
	Silicon Valley Clean Water, Mateo County, California, Wastewater Revenue Bonds, Series 2015:
3,000	5.000%, 8/01/40	8/25 at 100.00	AA	3,649,320
1,600	5.000%, 8/01/45	8/25 at 100.00	AA	1,937,488
4,000	West Basin Municipal Water District, California, Certificates of Participation, Refunding	8/18 at 100.00	AA	4,344,760
	Series 2008B, 5.000%, 8/01/28 – AGC Insured
157,260	Total Water and Sewer			184,402,439
$ 2,360,465	Total Long-Term Investments (cost $2,184,537,388)			2,501,500,447
	Floating Rate Obligations – (4.3)%			(75,940,000)
	Variable Rate Demand Preferred Shares, at Liquidation Preference – (39.7)% (9)			(699,600,000)
	Other Assets Less Liabilities – 1.9%			34,236,446
	Net Assets Applicable to Common Shares – 100%			$ 1,760,196,893

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$2,501,500,447	$ —	$2,501,500,447

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of May 31, 2016, the cost of investments was $2,105,934,786.
Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2016, were as follows:

Gross unrealized:
Appreciation	$324,517,281
Depreciation	(4,892,426)
Net unrealized appreciation (depreciation) of investments	$319,624,855

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service, Inc.
("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	The coupon for this security increased 0.25% effective January 1, 2016 and will increase an additional 0.25%
effective May 11, 2016.
(6)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s
Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(7)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(8)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(9)	Variable Rate Demand Preferred Shares, at Liquidation Preference as a percentage of Total Investments is 28.0%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Dividend Advantage Municipal Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         July 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         July 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         July 29, 2016